Derivative Instruments and Hedging Activities - Foreign Currency Forward Contracts (Detail) - Foreign currency forward contracts [Member] $ in Thousands	Jun. 30, 2016 USD ($)	Jun. 30, 2016 NOK	Jun. 30, 2016 EUR (€)	Jun. 30, 2016 SGD
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) Non-hedge	$ (2,195)
Expected Maturity Next Fiscal Year	43,762
Expected Maturity Fiscal Year Two	28,569
Norwegian Kroner [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | NOK		NOK 422,500,000
Fair Value / Carrying Amount of Asset (Liability) Non-hedge	$ (2,302)
Average Forward Rate	8.00	8.00	8.00	8.00
Expected Maturity Next Fiscal Year	$ 24,284
Expected Maturity Fiscal Year Two	28,569
Euro [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | €			€ 4,500,000
Fair Value / Carrying Amount of Asset (Liability) Non-hedge	$ 124
Average Forward Rate	0.92	0.92	0.92	0.92
Expected Maturity Next Fiscal Year	$ 4,886
Singapore Dollars [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | SGD				SGD 19,637,000
Fair Value / Carrying Amount of Asset (Liability) Non-hedge	$ (17)
Average Forward Rate	1.35	1.35	1.35	1.35
Expected Maturity Next Fiscal Year	$ 14,592